Other (Loss)/Gain Net (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2025 CNY (¥)	Nov. 30, 2023 CNY (¥)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Other Gains/(Loss), Net [Line Items]
Gain/(loss) on disposal of a subsidiary			¥ 13,001	$ 1,885		¥ 49
Third-Party Investor [Member]
Other Gains/(Loss), Net [Line Items]
Gain/(loss) on disposal of a subsidiary		¥ 50
Investment loss			¥ 13,000
Shanghai Guangcheng [Member]
Other Gains/(Loss), Net [Line Items]
Aggregate cash consideration	¥ 12,500
Nanjing Xingmu [Member]
Other Gains/(Loss), Net [Line Items]
Percentage of equity interest	14.50%